                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.


                                   Form 13F


                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2009


Check here if Amendment [_];  Amendment Number: ______

      This Amendment (Check only one.):  [_] is a restatement.

                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                  Name:     Absolute Return Investors, LLC*
                  Address:  111 Huntington Avenue
                            Boston, Massachusetts 02199

Form 13F File Number: 28-12300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:   Michael F. Goss
                           Title:  Managing Member
                           Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

        /s/ Michael F. Goss             Boston, MA              2/16/10
        --------------------   -----------------------------    --------
            [Signature]                [City, State]            [Date]

* Absolute Return Investors, LLC is the general partner of Absolute Return Investors, L.P., the general partner of Absolute Return Capital Partners,
  L.P. Michael F. Goss is the managing member of Absolute Return Investors, LLC.

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

             Form 13F File Number 28-                 Name
             ------------------------                 ----
             Report Summary:
             Number of Other Included Managers:       2
             Form 13F Information Table Entry Total:  114
             Form 13F Information Table Value Total:  98,301
                                                      (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.  Form 13F File Number  Name
       ---  --------------------  ----
       1         28-12297         Absolute Return Capital Partners, L.P.
       2         28-12301         Absolute Return Investors, L.P.

                        Absolute Return Investors, LLC
                   Form 13F Information Table as of 12/31/09


                                                  Market Value Long        Investment   Other    Voting Authority
NAME OF ISSUER         Title of Class    Cusip          x1000       SHARES Discretion  Managers       Sole         Shared  None
--------------         --------------  ---------- ----------------- ------ ----------  --------  ----------------  ------  ----
ALLEGIANT TRAVEL CO    COM             01748X102         733         15548  (SOLE)                   (SOLE)
AGFEED INDUSTRIES INC  COM             00846L101         145         28927  (SOLE)                   (SOLE)
AIRCASTLE LTD          COM             G0129K104         109         11110  (SOLE)                   (SOLE)
ALLIANCE ONE INTL INC  COM             18772103          378         77535  (SOLE)                   (SOLE)
ALLIED WRLD ASSUR
  COM HLDG L           SHS             G0219G203         811        17,610  (SOLE)                   (SOLE)
AMERICAN ORIENTAL
  BIOENGR IN           COM             028731107         183        39,326  (SOLE)                   (SOLE)
AMERICAN
  REPROGRAPHICS CO     COM             29263100          451         64402  (SOLE)                   (SOLE)
APOLLO GROUP INC       CL A            37604105         1061         17517  (SOLE)                   (SOLE)
ARCHER DANIELS
  MIDLAND CO           COM             39483102          908         28985  (SOLE)                   (SOLE)
ASHLAND INC NEW        COM             44209104          792         19979  (SOLE)                   (SOLE)
ASPEN INSURANCE
  HOLDINGS LTD         COM             G05384105        1081        42,476  (SOLE)                   (SOLE)
ATC TECHNOLOGY CORP    COM             00211W104         899         37674  (SOLE)                   (SOLE)
ATLANTIC TELE
  NETWORK INC          COM NEW         49079205         1132         20597  (SOLE)                   (SOLE)
BANK HAWAII CORP       COM             62540109          328          6960  (SOLE)                   (SOLE)
BIG LOTS INC           COM             89302103         1105         38127  (SOLE)                   (SOLE)
BLACK BOX CORP DEL     COM             091826107         202         7,131  (SOLE)                   (SOLE)
BLACKBAUD INC          COM             09227Q100         338         14286  (SOLE)                   (SOLE)
BLACKROCK INC          CL A            09247X101         328          1411  (SOLE)                   (SOLE)
BOISE INC              COM             09746Y105          78         14630  (SOLE)                   (SOLE)
BORDERS GROUP INC      COM             99709107           15         12355  (SOLE)                   (SOLE)
CAL DIVE INTL INC DEL  COM             12802T101          85         11269  (SOLE)                   (SOLE)
CASH AMER INTL INC     COM             14754D100        1052        30,094  (SOLE)                   (SOLE)
CENTENE CORP DEL       COM             15135B101        1194         56382  (SOLE)                   (SOLE)
CENTRAL GARDEN & PET
  CO                   CL A NON-VTG    153527205         270         27138  (SOLE)                   (SOLE)
CERADYNE INC           COM             156710105         393         20454  (SOLE)                   (SOLE)
CHEVRON CORP NEW       COM             166764100         851         11056  (SOLE)                   (SOLE)
CINCINNATI BELL INC
  NEW                  COM             171871106        1009        292460  (SOLE)                   (SOLE)
COMFORT SYS USA INC    COM             199908104         140         11307  (SOLE)                   (SOLE)
COMPASS DIVERSIFIED
  HOLDINGS             SH BEN INT      20451Q104         136         10681  (SOLE)                   (SOLE)
CONSECO INC            COM NEW         208464883          70         14023  (SOLE)                   (SOLE)
CONSOLIDATED
  GRAPHICS INC         COM             209341106         209          5973  (SOLE)                   (SOLE)
CONSTELLATION
  ENERGY GROUP I       COM             210371100        1186         33736  (SOLE)                   (SOLE)
COPA HOLDINGS SA       CL A            P31076105         283          5198  (SOLE)                   (SOLE)
CORINTHIAN COLLEGES
  INC                  COM             218868107         521         37813  (SOLE)                   (SOLE)
CSG SYS INTL INC       COM             126349109        1115         58410  (SOLE)                   (SOLE)
DECKERS OUTDOOR
  CORP                 COM             243537107        1145         11255  (SOLE)                   (SOLE)

DELUXE CORP            COM            248019101   320   21669  (SOLE)    (SOLE)
DOLBY LABORATORIES
  INC                  COM            25659T107   673   14091  (SOLE)    (SOLE)
EARTHLINK INC          COM            270321102   169   20329  (SOLE)    (SOLE)
ELLIS PERRY INTL INC   COM            288853104   191  12,668  (SOLE)    (SOLE)
EMCOR GROUP INC        COM            29084Q100   545   20275  (SOLE)    (SOLE)
EMERGENCY MEDICAL
  SVCS CORP            CL A           29100P102   259    4792  (SOLE)    (SOLE)
ENDO
  PHARMACEUTICALS
  HLDGS I              COM            29264F205   248  12,081  (SOLE)    (SOLE)
ENDURANCE SPECIALTY
  HLDGS LT             SHS            G30397106   274   7,347  (SOLE)    (SOLE)
ENERGEN CORP           COM            29265N108  1067  22,800  (SOLE)    (SOLE)
EZCORP INC             CL A NON VTG   302301106   291   16890  (SOLE)    (SOLE)
FEDERATED INVS INC PA  COM            314211103   415  15,096  (SOLE)    (SOLE)
FORCE PROTECTION INC   COM NEW        345203202   121   23299  (SOLE)    (SOLE)
FOSSIL INC             COM            349882100   243    7233  (SOLE)    (SOLE)
FRESH DEL MONTE
  PRODUCE INC          ORD            G36738105   279   12629  (SOLE)    (SOLE)
GARMIN LTD             ORD            G37260109   989   32218  (SOLE)    (SOLE)
GFI GROUP INC          COM            361652209   199  43,752  (SOLE)    (SOLE)
GT SOLAR INTL INC      COM            3623e0209    57   10212  (SOLE)    (SOLE)
GULFMARK OFFSHORE
  INC                  COM            402629109   358   12649  (SOLE)    (SOLE)
HAWAIIAN HOLDINGS
  INC                  COM            419879101   355   50717  (SOLE)    (SOLE)
HCC INS HLDGS INC      COM            404132102   245    8765  (SOLE)    (SOLE)
HEALTHSPRING INC       COM            42224N101   403   22890  (SOLE)    (SOLE)
HERBALIFE LTD          COM USD SHS    G4412G101  1013  24,973  (SOLE)    (SOLE)
IAC INTERACTIVECORP    COM PAR $.001  44919P508   345   16835  (SOLE)    (SOLE)
INSIGHT ENTERPRISES
  INC CMN              COM            45765U103   377  33,041  (SOLE)    (SOLE)
INTERDIGITAL INC       COM            45867G101   242    9093  (SOLE)    (SOLE)
ISHARES INC            MSCI GERMAN    464286806   360  16,025  (SOLE)    (SOLE)
ISHARES INC            MSCI GERMAN    464286848   544  55,840  (SOLE)    (SOLE)
JAKKS PAC INC          COM            47012E106   148   12223  (SOLE)    (SOLE)
KFORCE INC             COM            493732101   163   13025  (SOLE)    (SOLE)
KNIGHT CAPITAL GROUP
  INC                  CL A           499005106   224   14557  (SOLE)    (SOLE)
L-3 COMMUNICATIONS
  HLDGS INC            COM            502424104   702    8075  (SOLE)    (SOLE)
LINCARE HOLDINGS INC   COM            532791100   700  18,851  (SOLE)    (SOLE)
LSB CORP               COM            502160104   159   11285  (SOLE)    (SOLE)
MEDCATH CORP           COM            58404W109   223   28249  (SOLE)    (SOLE)
METHODE ELECTRS INC    COM            591520200   160   18490  (SOLE)    (SOLE)
MICREL INC             COM            594793101    99   12073  (SOLE)    (SOLE)
MICROSTRATEGY INC      CL A NEW       594972408   411   4,375  (SOLE)    (SOLE)
MIRANT CORP NEW        COM            60467R100  1185   77573  (SOLE)    (SOLE)
MOLINA HEALTHCARE
  INC                  COM            60855R100   390   17052  (SOLE)    (SOLE)
MSC INDL DIRECT INC    CL A           553530106   791   16837  (SOLE)    (SOLE)
NEWMARKET CORP         COM            651587107   567    4941  (SOLE)    (SOLE)
NICOR INC              COM            654086107   232    5510  (SOLE)    (SOLE)
OMNOVA SOLUTIONS
  INC                  COM            682129101   115   18762  (SOLE)    (SOLE)

OPTIONSXPRESS HLDGS
  INC                  COM             684010101    361   23,377 (SOLE)    (SOLE)
OXFORD INDS INC        COM             691497309    931    45000 (SOLE)    (SOLE)
PACTIV CORP            COM             695257105    792    32818 (SOLE)    (SOLE)
PAR PHARMACEUTICAL
  COS INC              COM             69888P106    542    20022 (SOLE)    (SOLE)
PARTNERRE LTD          COM             G6852T105    537     7192 (SOLE)    (SOLE)
PLATINUM
  UNDERWRITER HLDGS
  L                    COM             G7127P100    293    7,645 (SOLE)    (SOLE)
POPULAR INC            COM             733174106     27    11785 (SOLE)    (SOLE)
PREMIERE GLOBAL SVCS
  INC CMN              COM             740585104    160   19,363 (SOLE)    (SOLE)
QUESTCOR
  PHARMACEUTICALS
  INC                  COM             74835Y101    238    50046 (SOLE)    (SOLE)
SELECT SECTOR SPDR TR  SBI INT-ENERGY  81369Y506  18865  330,900 (SOLE)    (SOLE)
SKYWEST INC            COM             830879102    459   27,105 (SOLE)    (SOLE)
SPDR SERIES TRUST      S&P OILGAS EXP  78464A730  19991  485,108 (SOLE)    (SOLE)
SPDR TR                UNIT SER 1      78462F103   9700   87,046 (SOLE)    (SOLE)
SUSQUEHANNA
  BANCSHARES INC P     COM             869099101     77    12989 (SOLE)    (SOLE)
SWS GROUP INC          COM             78503N107    210    17393 (SOLE)    (SOLE)
SYNAPTICS INC          COM             87157D109    598    19500 (SOLE)    (SOLE)
SYNNEX CORP            COM             87162W100    303     9893 (SOLE)    (SOLE)
TECH DATA CORP         COM             878237106    359     7703 (SOLE)    (SOLE)
TELLABS INC            COM             879664100     63    11108 (SOLE)    (SOLE)
TENET HEALTHCARE
  CORP                 COM             88033G100     60    11105 (SOLE)    (SOLE)
TESSERA
  TECHNOLOGIES INC     COM             88164L100    222     9540 (SOLE)    (SOLE)
TEXAS INSTRS INC       COM             882508104    204     7831 (SOLE)    (SOLE)
TRUSTCO BK CORP N Y    COM             898349105     97    15398 (SOLE)    (SOLE)
UGI CORP NEW           COM             902681105    299    12376 (SOLE)    (SOLE)
UNIFIRST CORP MASS     COM             904708104    447     9282 (SOLE)    (SOLE)
UNITED AMER
  INDEMNITY LTD        CL A            90933T109    152    19205 (SOLE)    (SOLE)
UNITED ONLINE INC      COM             911268100    431    59901 (SOLE)    (SOLE)
UNIVERSAL AMERICAN
  CORP                 COM             913377107    143    12215 (SOLE)    (SOLE)
VMWARE INC             CL A COM        928563402    613    14460 (SOLE)    (SOLE)
WALTER ENERGY INC      COM             93317Q105   1159    15396 (SOLE)    (SOLE)
WATSON WYATT INC       CL A            942712100    481    10124 (SOLE)    (SOLE)
WESTERN DIGITAL CORP   COM             958102105    902   20,438 (SOLE)    (SOLE)
WESTERN REFNG INC      COM             959319104     64    13694 (SOLE)    (SOLE)
WET SEAL INC           CL A            961840105     98    28342 (SOLE)    (SOLE)
WORLD FUEL SVCS CORP   COM             981475106    836    31224 (SOLE)    (SOLE)

                                                  98301